RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands		Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Due to related parties (note 3)		$ 6,647	¥ 42,284	¥ 11,711
Companies controlled by the Company's directors [Member]
Due to related parties (note 3)			1,511	1,461
Ex-shareholders of State Harvest [Member]
Due to related parties (note 3)			16	196
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 3)	[1]		10,054	10,054
Henan Agriculture University [Member]
Due to related parties (note 3)			1,000	0
Beijing Shihui Agriculture Ltd [Member]
Due to related parties (note 3)	[2]		¥ 29,703	¥ 0

[1]	The balance as of September 30, 2014 and 2015 represented the advance from Xinjiang Ginbo Seeds Center. Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2014, which is unsecured, interest-free and repayable on demand.
[2]	The balance as of September 30, 2015 represented the advance from Beijing Shihui Agriculture Ltd for its seed sales.